Organization, Presentation, And Nature Of The Business	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Presentation, And Nature Of The Business [Abstract]
Organization, Presentation, And Nature Of The Business

Note 1—Organization, Presentation, and Nature of The Business

The consolidated financial statements have been prepared by Renewable Energy Group, Inc. and its subsidiaries (the Company), without audit, pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (SEC). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted as permitted by such rules and regulations. All adjustments, consisting of normal recurring adjustments, have been included. Management believes that the disclosures are adequate to present fairly the financial position, results of operations and cash flows at the dates and for the periods presented. These interim financial statements should be read in conjunction with the consolidated financial statements and the notes thereto appearing in the Company's latest annual report on Form 10-K. Results for interim periods are not necessarily indicative of those to be expected for the fiscal year.

As of September 30, 2011, the Company owned biodiesel production facilities with a total of 212 million gallons per year (mmgy) of nameplate production capacity, which includes a 60 mmgy biodiesel facility in Seneca, Illinois leased by the Company from a consolidated Variable Interest Entity (VIE).

On February 26, 2010, the Company merged with Blackhawk Biofuels, LLC (Blackhawk) adding a biodiesel production facility with 45 mmgy of production capacity. On March 8, 2010 the Company acquired substantially all of the assets and liabilities of Central Iowa Energy, LLC (CIE) adding a biodiesel production facility with 30 mmgy of production capacity. On April 9, 2010 the Company entered into a series of agreements related to the asset purchase agreement with Nova Biofuels, Inc. (Nova) that resulted in the consolidation of a VIE, Seneca Landlord, LLC (Landlord). Landlord's primary asset includes a biodiesel production facility with a 60 mmgy production capacity. On July 15, 2010, the Company acquired certain assets from Tellurian Biodiesel, Inc. (Tellurian) and American BDF, LLC (ABDF). ABDF was a joint venture owned by Golden State Service Industries, Restaurant Technologies, Inc. (RTI) and Tellurian. Finally, on September 21, 2010 the Company acquired substantially all of the assets of Clovis Biodiesel, LLC (Clovis) consisting primarily of a partially completed biodiesel production facility. Finally, on July 12, 2011, the Company and REG Albert Lea, LLC (REG Albert Lea), a subsidiary of the Company, acquired substantially all the assets and certain liabilities of SoyMor Cooperative and SoyMor Biodiesel, LLC (collectively known as Soymor). The acquisition added a biodiesel production facility located in Albert Lea, Minnesota with 30 mmgy of production capacity. See "Note 5 – Acquisitions" for a description of the acquisition.

Prior to February 26, 2010, the Company refers to the business, results of operations and cash flows of REG Biofuels, Inc. (Biofuels), which is considered the accounting predecessor to the Company. For the period after February 26, 2010, the Company refers to the business, results of operations and cash flows of Renewable Energy Group, Inc. (formerly, REG Newco, Inc.) and its consolidated subsidiaries, including Biofuels, REG Danville, LLC (REG Danville) and REG Newton, LLC.

In 2007, the Company commenced construction of a 60 mmgy production capacity facility near New Orleans, Louisiana and a 60 mmgy production capacity facility in Emporia, Kansas. In 2008, the Company halted construction of these facilities as a result of conditions in the biodiesel industry and the credit markets. The Company continues to pursue financing and intends to finish the New Orleans, Louisiana facility, which is approximately 45% complete, and the facility in Emporia, Kansas, which is approximately 20% complete, when industry conditions improve and financing becomes available. A city incentive package for the Emporia construction project was renewed until July 1, 2013. Additionally, as a result of halting construction, the Company performed an analysis to evaluate if the assets under construction were impaired. Based on the projected undiscounted cash flows of the projects, the Company determined that no impairment has occurred. The Company continues to be in discussions with lenders in an effort to obtain financing for facilities under construction and capital improvement projects.

During 2007, the Company invested in 416 South Bell, LLC (Bell, LLC), whereby the Company owns 50% of the outstanding units. Bell, LLC owns and leases to the Company its corporate office building located in Ames, Iowa. On January 1, 2011, the Company determined it was the primary beneficiary of Bell, LLC and consolidated Bell, LLC into the Company's financial statements in accordance with ASC Topic 810, Consolidation (ASC Topic 810). See "Note 6—Variable Interest Entities" for a description of the consolidation.

As of September 30, 2011, the Company did not manage any biodiesel production facilities owned by independent investment groups.

Note 1—Organization, Presentation, and Nature of the Business

On February 26, 2010, Renewable Energy Group, Inc. (the Company) (formerly known as REG Newco, Inc.) completed its acquisitions of REG Biofuels, Inc. (Biofuels) (formerly known as Renewable Energy Group, Inc. and REG Intermediate Holdco, Inc.) and Blackhawk Biofuels, LLC (Blackhawk) and on March 8, 2010 the Company completed its asset purchase of Central Iowa Energy, LLC (CIE) (collectively, the Acquisitions).

On February 26, 2010, a wholly owned subsidiary of the Company was merged with and into Biofuels (the Biofuels Merger). As a result of the Biofuels Merger, each share of Biofuels' common stock issued and outstanding immediately prior to the effective time was converted into the right to receive one share of the Company's common stock, $.0001 par value per share (the Common Stock), and each share of the Biofuels' preferred stock issued and outstanding immediately prior to the effective time was converted into the right to receive one share of the Company's Series A Preferred Stock, $.0001 par value per share (the Series A Preferred Stock).

Also on February 26, 2010, a wholly owned subsidiary of the Company was merged with and into Blackhawk (the Blackhawk Merger). Blackhawk was renamed REG Danville, LLC (REG Danville) immediately following the merger. As a result of the Blackhawk Merger, each outstanding Blackhawk Series A Unit (other than such units held by Biofuels or any affiliate of Biofuels) was converted into 0.1792 shares of Common Stock and 0.0088 shares of Series A Preferred Stock. Each outstanding warrant for the purchase of Series A Units of Blackhawk became a warrant for the purchase of shares of Common Stock, with the number of shares and exercise price per share adjusted based on the 0.1792 common shares exchange ratio. The former members of Blackhawk received 132,680 shares of Series A Preferred Stock, 2,701,261 shares of Common Stock and 134,370 warrants. See "Note 6—Acquisitions and Equity Transactions" for a description of the acquisition and its accounting treatment.

On March 8, 2010, the Company acquired substantially all of the assets and liabilities of CIE (CIE Asset Purchase) in exchange for an aggregate of 1,701,132 shares of Common Stock and 158,485 shares of Series A Preferred Stock. The assets and liabilities were acquired from CIE by REG Newton, LLC (REG Newton), a wholly owned subsidiary of the Company. See "Note 6—Acquisitions and Equity Transactions" for a description of the acquisition and its accounting treatment.

On April 9, 2010, the Company entered into a series of agreements related to the asset purchase agreement with Nova Biosource Fuels, Inc. See "Note 6—Acquisitions and Equity Transactions" for a description of the acquisition and its accounting treatment.

On July 16, 2010, the Company acquired certain assets from Tellurian Biodiesel, Inc. (Tellurian) and American BDF, LLC (ABDF). ABDF was a joint venture owned by Golden State Service Industries, Restaurant Technologies, Inc. (RTI) and Tellurian Biodiesel. See "Note 6—Acquisitions and Equity Transactions" for a description of the acquisition and its accounting treatment.

On September 21, 2010, the Company acquired substantially all of the assets of Clovis Biodiesel, LLC (Clovis), a wholly owned subsidiary of ARES Corporation, and received $8,000 cash in exchange for the Company's Common Stock. See "Note 6—Acquisitions and Equity Transactions" for a description of the acquisition and its accounting treatment.

Prior to February 26, 2010, the Company refers to the business, results of operations and cash flows of Biofuels, which is considered the accounting predecessor to the Company. For the period after February 26, 2010, the Company refers to the business, results of operations and cash flows of Renewable Energy Group, Inc. (formerly, REG Newco, Inc.) and its consolidated subsidiaries, including Biofuels, REG Danville, and REG Newton.

Nature of business

As of December 31, 2010, the Company owned biodiesel production facilities with a total of 182 million gallons per year (mmgy) of production capacity, which includes a 60 mmgy biodiesel facility in Seneca, Illinois leased by the Company from a consolidated variable interest entity (see Note 6—Acquisitions and Equity Transactions).

In 2007, the Company commenced construction of a 60 mmgy production capacity facility near New Orleans, Louisiana and a 60 mmgy production capacity facility in Emporia, Kansas. In 2008, the Company halted construction of these facilities as a result of conditions in the biodiesel industry and the credit markets. The Company continues to pursue financing and intends to finish the New Orleans, Louisiana facility, which is approximately 50% complete, and the facility in Emporia, Kansas, which is approximately 20% complete, when industry conditions improve and financing becomes available. In September 2010, the Company purchased the assets of Clovis which includes a partially completed 15 mmgy biodiesel plant located in Clovis, New Mexico. The plant is approximately 70% complete. The Company continues to be in discussions with lenders in an effort to obtain financing for facilities under construction and capital improvement projects. The city incentive package for the Emporia construction project has been renewed for an additional three years starting July 1, 2010. Additionally, as a result of halting construction, the Company performed an analysis to evaluate if the assets under construction were impaired. Based on the projected undiscounted cash flows of the projects the Company determined that no impairment has occurred.

As of December 31, 2010, the Company managed one other biodiesel production facility owned primarily by an independent investment group with an aggregate of 30 mmgy capacity (hereafter referred to as Network Plant). For this facility, the Company has entered into an agreement to manage the facility while the investment group determines how to raise capital for production facility upgrades. In 2009, the Company provided notice to five networks facilities that it would be terminating services under the Management and Operational Services Agreement (MOSA) twelve months from the date notice was provided as permitted by the MOSAs. Of the five cancellation notices given in 2009, three facilities did not renew their MOSA, the Company is managing one while the facility is working on raising capital and another facility was purchased through an asset purchase agreement.

The biodiesel industry and the Company's business have relied on the continuation of certain federal and state incentives and mandates. On December 17, 2010, Congress reinstated the federal biodiesel tax credit retroactive to January 1, 2010 with an expiration date of December 31, 2011. Current incentives to the biodiesel industry may not continue beyond their scheduled expiration date or, if they continue, the incentives may not be at the same level. The revocation or amendment of any one or more of those laws, regulations or programs could adversely affect the financial results of the Company. Revenues include amounts related to federal subsidies and regulatory support totaling $7,240, $19,465 and $6,564 for the years ended December 31, 2010, 2009 and 2008, respectively.